Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total	$ 974	$ 2,995
Polyrizon [Member]
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total	521	499
SciSparc Nutraceuticals Inc [Member]
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total		1,940
A.I Conversation Systems [Member]
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total		76
Revoltz [Member]
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total	83	110
Zig Miami 54 [Member]
Interest in Other Entities (Details) - Schedule of Total Investments Accounted for Using the Equity Method [Line Items]
Total	$ 370	$ 370